Item 1. Schedule of Investments:
--------------------------------

Putnam Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (98.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.2%)
-----------------------------------------------------------------------------------------------------------
            430  Boeing Co. (The)                                                                   $21,823
            140  United Technologies Corp.                                                           13,090
                                                                                              -------------
                                                                                                     34,913

Banking (2.8%)
-----------------------------------------------------------------------------------------------------------
             50  Commerce Bancorp, Inc.                                                               2,517
            210  Doral Financial Corp.                                                                8,243
             80  North Fork Bancorp., Inc.                                                            3,124
            380  State Street Corp.                                                                  16,268
            330  U.S. Bancorp                                                                         9,339
             60  Wells Fargo & Co.                                                                    3,445
                                                                                              -------------
                                                                                                     42,936

Beverage (1.8%)
-----------------------------------------------------------------------------------------------------------
          1,010  Pepsi Bottling Group, Inc. (The)                                                    28,129

Biotechnology (2.0%)
-----------------------------------------------------------------------------------------------------------
            240  Amgen, Inc. (NON)                                                                   13,651
            140  Genentech, Inc. (NON)                                                                6,815
             70  Genzyme Corp. (NON)                                                                  3,590
            100  Gilead Sciences, Inc. (NON)                                                          6,464
                                                                                              -------------
                                                                                                     30,520

Building Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
             70  Masco Corp.                                                                          2,117

Chemicals (2.1%)
-----------------------------------------------------------------------------------------------------------
            390  3M Co.                                                                              32,120

Commercial and Consumer Services (2.3%)
-----------------------------------------------------------------------------------------------------------
            180  eBay, Inc. (NON)                                                                    14,099
            680  Yahoo!, Inc. (NON)                                                                  20,944
                                                                                              -------------
                                                                                                     35,043

Communications Equipment (5.8%)
-----------------------------------------------------------------------------------------------------------
            400  Avaya, Inc. (NON)                                                                    5,860
          2,230  Cisco Systems, Inc. (NON)                                                           46,518
            180  Juniper Networks, Inc. (NON)                                                         4,133
            480  Qualcomm, Inc.                                                                      33,158
                                                                                              -------------
                                                                                                     89,669

Computers (3.9%)
-----------------------------------------------------------------------------------------------------------
            210  Dell, Inc. (NON)                                                                     7,449
            570  EMC Corp. (NON)                                                                      6,253
            280  Hewlett-Packard Co.                                                                  5,642
             60  IBM Corp.                                                                            5,224
            410  Lexmark International, Inc. (NON)                                                   36,285
                                                                                              -------------
                                                                                                     60,853

Conglomerates (0.9%)
-----------------------------------------------------------------------------------------------------------
            420  General Electric Co.                                                                13,965

Consumer Finance (3.0%)
-----------------------------------------------------------------------------------------------------------
            360  Capital One Financial Corp.                                                         24,955
            870  MBNA Corp.                                                                          21,480
                                                                                              -------------
                                                                                                     46,435

Consumer Goods (7.1%)
-----------------------------------------------------------------------------------------------------------
             60  Alberto-Culver Co. Class B                                                           2,797
          1,320  Avon Products, Inc.                                                                 56,773
            310  Gillette Co. (The)                                                                  12,084
            740  Procter & Gamble Co.                                                                38,591
                                                                                              -------------
                                                                                                    110,245

Electronics (5.0%)
-----------------------------------------------------------------------------------------------------------
            230  Analog Devices, Inc.                                                                 9,131
          2,380  Intel Corp.                                                                         58,024
            240  Motorola, Inc.                                                                       3,823
            310  Texas Instruments, Inc.                                                              6,612
                                                                                              -------------
                                                                                                     77,590

Financial (2.9%)
-----------------------------------------------------------------------------------------------------------
            410  Citigroup, Inc.                                                                     18,077
            310  Fannie Mae                                                                          21,998
             70  Freddie Mac                                                                          4,502
                                                                                              -------------
                                                                                                     44,577

Health Care Services (4.3%)
-----------------------------------------------------------------------------------------------------------
            203  Caremark Rx, Inc. (NON)                                                              6,192
            290  Coventry Health Care, Inc. (NON)                                                    14,822
             40  Henry Schein, Inc. (NON)                                                             2,684
            530  UnitedHealth Group, Inc.                                                            33,337
             90  WellPoint Health Networks, Inc. (NON)                                                9,099
                                                                                              -------------
                                                                                                     66,134

Homebuilding (0.3%)
-----------------------------------------------------------------------------------------------------------
            120  Lennar Corp.                                                                         5,122

Insurance (2.0%)
-----------------------------------------------------------------------------------------------------------
            400  American International Group, Inc.                                                  28,260
             40  Progressive Corp. (The)                                                              3,065
                                                                                              -------------
                                                                                                     31,325

Investment Banking/Brokerage (0.3%)
-----------------------------------------------------------------------------------------------------------
             90  Merrill Lynch & Co., Inc.                                                            4,475

Leisure (0.2%)
-----------------------------------------------------------------------------------------------------------
             50  Harley-Davidson, Inc.                                                                2,994

Medical Technology (2.2%)
-----------------------------------------------------------------------------------------------------------
            270  Medtronic, Inc.                                                                     13,411
            170  St. Jude Medical, Inc. (NON)                                                        11,582
            120  Zimmer Holdings, Inc. (NON)                                                          9,157
                                                                                              -------------
                                                                                                     34,150

Oil & Gas (1.5%)
-----------------------------------------------------------------------------------------------------------
            260  Anadarko Petroleum Corp.                                                            15,545
            170  Apache Corp.                                                                         7,910
                                                                                              -------------
                                                                                                     23,455

Other  (2.0%)
-----------------------------------------------------------------------------------------------------------
            360  Nasdaq-100 Index Tracking Stock                                                     12,571
            170  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                     18,839
                                                                                              -------------
                                                                                                     31,410

Pharmaceuticals (10.9%)
-----------------------------------------------------------------------------------------------------------
            310  Abbott Laboratories                                                                 12,199
            350  Forest Laboratories, Inc. (NON)                                                     17,602
            960  Johnson & Johnson                                                                   53,059
          2,210  Pfizer, Inc.                                                                        70,632
            480  Wyeth                                                                               16,992
                                                                                              -------------
                                                                                                    170,484

Restaurants (1.1%)
-----------------------------------------------------------------------------------------------------------
            210  Darden Restaurants, Inc.                                                             4,479
            270  Starbucks Corp. (NON)                                                               12,679
                                                                                              -------------
                                                                                                     17,158

Retail (17.8%)
-----------------------------------------------------------------------------------------------------------
            320  Abercrombie & Fitch Co. Class A                                                     11,802
            220  Best Buy Co., Inc.                                                                  10,595
            150  Chico's FAS, Inc. (NON)                                                              6,281
            740  Costco Wholesale Corp.                                                              30,088
            860  Home Depot, Inc. (The)                                                              28,999
            140  Kohl's Corp. (NON)                                                                   6,406
            850  Lowe's Cos., Inc.                                                                   41,412
            530  Michaels Stores, Inc.                                                               28,636
            950  Staples, Inc.                                                                       27,436
            520  TJX Cos., Inc. (The)                                                                12,204
          1,050  Wal-Mart Stores, Inc.                                                               55,661
            180  Whole Foods Market, Inc.                                                            14,818
            110  Williams-Sonoma, Inc. (NON)                                                          3,574
                                                                                              -------------
                                                                                                    277,912

Schools (0.9%)
-----------------------------------------------------------------------------------------------------------
            100  Apollo Group, Inc. Class A (NON)                                                     8,355
            220  Education Management Corp. (NON)                                                     6,107
                                                                                              -------------
                                                                                                     14,462

Software (10.5%)
-----------------------------------------------------------------------------------------------------------
            850  Adobe Systems, Inc.                                                                 35,851
          2,590  Microsoft Corp.                                                                     73,711
          1,280  Oracle Corp. (NON)                                                                  13,453
            870  Symantec Corp. (NON)                                                                40,681
                                                                                              -------------
                                                                                                    163,696

Technology Services (0.7%)
-----------------------------------------------------------------------------------------------------------
            130  Affiliated Computer Services, Inc. Class
                 A (NON)                                                                              6,747
            130  Fiserv, Inc. (NON)                                                                   4,454
                                                                                              -------------
                                                                                                     11,201

Textiles (0.4%)
-----------------------------------------------------------------------------------------------------------
            150  Liz Claiborne, Inc.                                                                  5,429
             20  Nike, Inc. Class B                                                                   1,454
                                                                                              -------------
                                                                                                      6,883

Tobacco (0.9%)
-----------------------------------------------------------------------------------------------------------
            310  Altria Group, Inc.                                                                  14,756

Transportation Services (0.6%)
-----------------------------------------------------------------------------------------------------------
            120  United Parcel Service, Inc. Class B                                                  8,635

Waste Management (0.1%)
-----------------------------------------------------------------------------------------------------------
             30  Stericycle, Inc. (NON)                                                               1,470
                                                                                              -------------
                 Total Common stocks  (cost $1,434,186)                                          $1,534,834

Short-term investments (0.9%) (a) (cost $14,368)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $14,368  Putnam Prime Money Market Fund (e)                                                 $14,368
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,448,554) (b)                                         $1,549,202
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $1,557,223.

  (b) The aggregate identified cost on a tax basis is $1,455,336, resulting in gross unrealized appreciation and depreciation of $180,155 and $86,289, respectively, or net unrealized appreciation of $93,866.

(NON) Non-income-producing security.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4 for the period ended July 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004